20. Other financial liabilities (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Financial Liabilities Abstract
Credit card obligations		R$ 48,912,963	R$ 38,531,519	R$ 39,761,739
Unsettled financial transactions	[1]	7,210,396	7,239,785	3,356,871
Dividends and Interest on Capital payable		1,223,310	7,826,247	4,508,569
Tax collection accounts - Tax payables		864,292	883,768	1,205,746
Liability associated with the transfer of assets (Note 9.g)		55,105	75,500	126,906
Other financial liabilities	[2]	8,595,084	6,328,551	2,769,005
Total		R$ 66,861,150	R$ 60,885,370	R$ 51,728,836

[1]	Includes operations to settle with B3 S.A. (Current Company Name of BM&FBovespa) and payment orders in foreign currency
[2]	On December 31, 2020, it includes the financial liability in the total amount of R$0 million (2019 - R$1,600 million and 2018 - R$519 million), related to the commitment of the put option of the shares held by Banco Bonsucesso (Note 3,a ) and R$0 (2019 - R$0 million and 2018 - R$1,427 million), related to the put option for the shares issued by Getnet SA, which was authorized by BACEN on February 18, 2019 and settled on February 25, 2019.